Virtus Silvant Small-Cap Growth Stock Fund
Virtus Silvant Small-Cap Growth Stock Fund
Investment Objective
The fund has an investment objective of seeking to provide long-term capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 196 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 131 of the fund’s statement of additional information.

The Virtus Silvant Small-Cap Growth Stock Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Silvant Small Cap Growth Stock Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund, which is anticipated to occur on or about June 28, 2017.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Silvant Small-Cap Growth Stock Fund	Class A	Class C		Class I	Class IS	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Silvant Small-Cap Growth Stock Fund		Class A		Class C		Class I		Class IS		Class T
Management Fees		0.85%		0.85%		0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		none		none		0.25%
Other Expenses		0.43%	[1]	0.41%	[1]	0.59%	[1]	0.41%	[1]	0.43%	[2]
Total Annual Fund Operating Expenses		1.53%		2.26%		1.44%		1.26%		1.53%
Less: Fee Waivers and/or Expense Reimbursements	[3]	(0.11%)		(0.18%)		(0.14%)		(0.18%)		(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	1.42%		2.08%		1.30%		1.08%		1.42%
[1]	Restated to reflect current fees and expenses.
[2]	Estimated for current fiscal year, as annualized.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.42% for Class A Shares, 2.08% for Class C Shares, 1.30% for Class I Shares, 1.08% for Class IS Shares and 1.42% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Silvant Small-Cap Growth Stock Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	711	1,010	1,341	2,276
Class C	Sold	311	671	1,176	2,566
Class I	Sold	132	427	760	1,699
Class IS	Sold	110	363	656	1,490
Class T	Sold	391	700	1,043	2,009

Expense Example, No Redemption - Virtus Silvant Small-Cap Growth Stock Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	711	1,010	1,341	2,276
Class C	Held	211	671	1,176	2,566
Class I	Held	132	427	760	1,699
Class IS	Held	110	363	656	1,490
Class T	Held	391	700	1,043	2,009

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”).

The subadviser considers small-capitalization companies to be companies with market capitalizations generally within those of companies in the Russell 2000® Growth Index. As of March 31, 2017, the market capitalization range of the companies in the Russell 2000® Growth Index was $6.5 million to $13.6 billion. As a result of its investment strategy, the fund may focus its investments in one or more sectors.

In selecting investments for purchase and sale, the subadviser chooses companies that it believes have above-average growth potential to beat expectations as a result of strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends. The subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The subadviser also applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency, and sentiment or behavior factors.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>     Depositary Receipts Risk. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.

>     Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>     Growth Stocks Risk. The risk that the fund's investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>     Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>     Sector Focused Investing Risk. The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly.

>     Small Market Capitalization Companies Risk. The risk that the fund's investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 888-784-3863.

As of the date of this prospectus, Class T Shares had not begun operations; therefore, performance information for Class T Shares is not shown here.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did. Annual Return (%)

Best Quarter:	Q2/2009:	18.78%	Worst Quarter:	Q4/2008:	-28.61%
Year-to-date performance (through March 31, 2017) is 3.35%
Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Silvant Small-Cap Growth Stock Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Return Before Taxes	9.17%	10.97%	6.17%
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	6.04%	5.89%	3.08%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	7.77%	8.36%	4.68%
Class A	Return Before Taxes	2.83%	9.58%	5.34%
Class C	Return Before Taxes	8.45%	10.15%	5.25%
Class IS	Return Before Taxes	9.45%			5.48%	Aug. 01, 2014
Class IS | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)				8.35%	Aug. 01, 2014
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.32%	13.74%	7.76%

The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.